Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Number of Class A Ordinary Share	Number of Class B Ordinary Share	Class A Ordinary Share	Class B Ordinary Share	Additional paid-in capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2019			$ 21,791	$ 7,100	$ 15,299,930		$ (3,876,167)	$ 398,471	$ 11,851,125
Balance (in Shares) at Dec. 31, 2019	21,791,055	7,100,000
Net loss for the period							(978,984)		(978,984)
Issuance of common shares			40		667,861				667,901
Issuance of common shares (in Shares)	40,235
Foreign currency translation adjustment								(93,495)	(93,495)
Balance at Sep. 30, 2020			21,831	7,100	15,967,791		(4,855,151)	304,976	11,446,547
Balance (in Shares) at Sep. 30, 2020	21,831,290	7,100,000
Balance at Dec. 31, 2020			21,356	7,100	8,368,266		(4,947,815)	243,703	3,692,610
Balance (in Shares) at Dec. 31, 2020	21,356,290	7,100,000
Net loss for the period							(305,816)		(305,816)
Appropriation to statutory reserve						47,169	(47,169)
Cancellation of Class B ordinary shares				(5,000)	5,000
Cancellation of Class B ordinary shares (in Shares)		(5,000,000)
Foreign currency translation adjustment								(86,633)	(86,633)
Balance at Sep. 30, 2021			$ 21,356	$ 2,100	$ 8,373,266	$ 47,169	$ (5,300,800)	$ 157,070	$ 3,300,161
Balance (in Shares) at Sep. 30, 2021	21,356,290	2,100,000